Expense Example - First Eagle Overseas Variable Fund - First Eagle Overseas Variable Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	$ 1,806